Provisions and other non-current liabilities - Product liability, governmental investigations and other legal matters provision movements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in other provisions [abstract]
Less current portion	$ 0	$ (42)
Non-current provisions for product liabilities, governmental investigations and other legal matters at December 31	0	0
Warranty, governmental investigations and other legal proceedings provisions [member]
Reconciliation of changes in other provisions [abstract]
January 1	42	49	$ 9
Additions to provisions	0	1	55
Cash payments	(40)	(1)	(6)
Releases	(2)	(7)	(9)
December 31	0	42	49
Less current portion	0	(42)	(43)
Non-current provisions for product liabilities, governmental investigations and other legal matters at December 31	$ 0	$ 0	$ 6